CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Treasury Stock USD ($)	Treasury Stock CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at beginning of year at Dec. 31, 2012		¥ 275		¥ 1,220,198		¥ (73,101)		¥ 1,326		¥ (490,032)		¥ 3,223				¥ 661,889
Balance at beginning of year (in shares) at Dec. 31, 2012 | shares	374,464,476	374,464,476
Net loss										(34,229)						(34,229)
Other comprehensive income (loss)
Foreign currency translation adjustment												(1,975)				(1,975)
Unrealized holding gain on available-for-sale investment												1,821				1,821
Amounts reclassified from accumulated other comprehensive income												(1,912)				(1,912)
Options and restricted shares award to employees (Note 17 (a) (b))				11,852												11,852
Exercise of employee stock options		¥ 7		15,680												15,687
Exercise of employee stock options (in shares) | shares	11,277,280	11,277,280
Settlement of share options exercised with shares held by depository bank (in shares) | shares	(11,277,280)	(11,277,280)
Balance at end of year at Dec. 31, 2013		¥ 282		1,247,730		(73,101)		1,326		(524,261)		1,157				653,133
Balance at end of year (in shares) at Dec. 31, 2013 | shares	374,464,476	374,464,476
Net loss										(6,841)						(6,841)
Other comprehensive income (loss)
Foreign currency translation adjustment												46				46
Unrealized holding gain on available-for-sale investment												583				583
Options and restricted shares award to employees (Note 17 (a) (b))				17,037												17,037
Issuance of new shares (Note 22)		¥ 16		155,962												155,978
Issuance of new shares (in shares) (Note 22) | shares	24,894,647	24,894,647
Exercise of employee stock options		¥ 9		3,349		25,766				(14,113)						15,011
Exercise of employee stock options (in shares) | shares	12,501,376	12,501,376
Restricted shares vested		¥ 3		(3)		5,395				(5,395)
Restricted shares vested (in shares) | shares	2,507,698	2,507,698
Share issued to depository bank (in shares) (Note 24) | shares	31,379,008	31,379,008
Settlement of share options exercised with shares held by depository bank (in shares) | shares	(15,009,074)	(15,009,074)
Balance at end of year at Dec. 31, 2014		¥ 310		1,424,075		(41,940)		1,326		(550,610)		1,786				834,947
Balance at end of year (in shares) at Dec. 31, 2014 | shares	430,738,131	430,738,131
Net loss										(88,691)				¥ (44)	$ (13,698)	(88,735)
Other comprehensive income (loss)
Foreign currency translation adjustment												264			41	264
Unrealized holding gain on available-for-sale investment												1,853			$ 286	1,853
Capital contributed by non-controlling Interest				787										505		1,292
Options and restricted shares award to employees (Note 17 (a) (b))				48,606												48,606
Repurchase of shares						(93,891)										(93,891)
Repurchase of shares (in shares) | shares	(30,832,160)	(30,832,160)
Exercise of employee stock options						20,166				(2,815)						¥ 17,351
Exercise of employee stock options (in shares) | shares	8,776,032	8,776,032													8,776,032	8,776,032
Restricted shares vested						21,390				(21,390)
Restricted shares vested (in shares) | shares	9,291,500	9,291,500													9,291,500	9,291,500
Share issued to depository bank (in shares) (Note 24) | shares	163,904	163,904
Settlement of share options exercised with shares held by depository bank (in shares) | shares	(18,067,532)	(18,067,532)
Balance at end of year at Dec. 31, 2015	$ 48	¥ 310	$ 227,464	¥ 1,473,468	$ (14,554)	¥ (94,275)	$ 205	¥ 1,326	$ (102,428)	¥ (663,506)	$ 603	¥ 3,903	$ 71	¥ 461	$ 111,409	¥ 721,687
Balance at end of year (in shares) at Dec. 31, 2015 | shares	400,069,875	400,069,875